Share-Based Payment Transactions - Summary of Group's Restricted Shares Movement (Detail) - Unvested Restricted Shares [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Two Thousand and Sixteen Plan [Member]
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	6,930,235	8,094,901	14,447,616
Vested	(6,930,235)	(1,164,666)	(6,352,715)
Outstanding at December 31,	0	6,930,235	8,094,901
Exchange Ratio of 0.071679 [Member]
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	496,752	1,009,724	1,889,882
Vested	(496,752)	(512,972)	(880,158)
Outstanding at December 31,	0	496,752	1,009,724